Interests in Joint operations	12 Months Ended
Dec. 31, 2019
Disclosure Of Interests in Joint operations [Abstract]
Disclosure of interests in joint arrangements [text block]

Note 32     Interests in Joint operations

The Group has interests in joint operations, which are engaged in the exploration of hydrocarbons in  Colombia, Chile, Brazil, Argentina, Peru and Ecuador.

GeoPark is the operator in the Llanos 34, Llanos 32, Llanos 86, Llanos 87 and Llanos 104 Blocks in Colombia, in the Flamenco, Campanario and Isla Norte Blocks in Chile, in the POT-T-747 and REC-T-128 Blocks in Brazil, in the Morona Block in Peru, and in the Espejo Block in Ecuador. Additionally, GeoPark used to be the operator in the CN-V Block in Argentina until October 2018.

The following amounts represent the Group’s share in the assets, liabilities and results of the joint operations which have been recognized in the Consolidated Statement of Financial Position and Statement of Income:

Subsidiary /			Other	Total	Total	Net Assets/		Operating
Joint operation	Interest	PP&E	Assets	Assets	Liabilities	(Liabilities)	Revenue	profit (loss)
2019
Colombia SAS
Llanos 34 Block	45%	208,156	3,128	211,284	(6,267)	205,017	513,378	398,953
Llanos 32 Block	12.5%	1,136	—	1,136	(519)	617	6,053	2,791
Llanos 86 Block	50.0%	21	—	21	—	21	—	—
Llanos 87 Block	50.0%	40	—	40	—	40	—	—
Llanos 104 Block	50.0%	26	—	26	—	26	—	—
GeoPark TdF S.p.A.
Flamenco Block	50%	4,623	—	4,623	(1,382)	3,241	—	(313)
Campanario Block	50%	16,445	—	16,445	(331)	16,114	—	(156)
Isla Norte Block	60%	8,896	—	8,896	(101)	8,795	—	(189)
GeoPark Brasil Exploração e Produção de Petróleo e Gas Ltda.
Manati Field	10%	18,537	18,066	36,603	(15,980)	20,623	22,376	9,263
POT-T‑747	70%	—	—	—	—	—	—	(1,516)
REC-T‑128	70%	3,886	919	4,805	(143)	4,662	674	57
POT-T‑785	70%	125	—	125	—	125	—	—
GeoPark Argentina S.A.U
CN-V Block	50%	—	274	274	(237)	37	—	(15,451)
Puelen Block	18%	—	47	47	(41)	6	—	(1,959)
Sierra del Nevado Block	18%	—	63	63	(79)	(16)	—	(1,705)
GeoPark Perú S.A.C.
Morona	75%	8,921	6,862	15,783	(10,161)	5,622	—	(4,976)
GeoPark Perú S.A.C. - Sucursal Ecuador
Espejo	50%	199	321	520	(610)	(90)	—	(272)
Perico	50%	304	61	365	(541)	(176)	—	(176)

Subsidiary /			Other	Total	Total	Net Assets/		Operating
Joint operation	Interest	PP&E	Assets	Assets	Liabilities	(Liabilities)	Revenue	profit (loss)
2018
Colombia SAS
Llanos 34 Block	45%	174,895	3,133	178,028	(2,296)	175,732	469,404	347,772
Llanos 32 Block	12.5%	2,011	—	2,011	(449)	1,562	5,764	623
GeoPark Magallanes Ltda.
Tranquilo Block	50%	—	55	55	(428)	(373)	—	(46)
GeoPark TdF S.A.
Flamenco Block	50%	4,803	—	4,803	(1,173)	3,630	263	(5,647)
Campanario Block	50%	16,477	—	16,477	(278)	16,199	40	(1,008)
Isla Norte Block	60%	8,920	—	8,920	(72)	8,848	7	(778)
GeoPark Brasil Exploração e Produção de Petróleo e Gas Ltda.
Manati Field	10%	25,741	6,364	32,105	(839)	31,266	30,053	17,963
POT-T‑747	70%	202	—	202	—	202	—	—
REC-T‑128	70%	1,398	—	1,398	(648)	750	—	—
GeoPark Argentina Limited – Argentinean Branch
CN-V Block	50%	8,577	328	8,905	(577)	8,328	—	(922)
Puelen Block	18%	1,881	13	1,894	(246)	1,648	—	(159)
Sierra del Nevado Block	18%	995	10	1,005	(91)	914	—	(134)
GeoPark Perú S.A.C.
Morona	75%	6,446	—	6,446	(7,016)	(570)	—	—

Subsidiary /			Other	Total	Total	Net Assets/		Operating
Joint operation	Interest	PP&E	Assets	Assets	Liabilities	(Liabilities)	Revenue	profit (loss)
2017
Colombia SAS
Llanos 34 Block	45%	131,193	4,563	135,756	(5,847)	129,909	259,815	163,917
Llanos 32 Block	12.5%	835	209	1,044	(492)	552	1,784	(319)
Yamu/Carupana Block	89.5%	4,741	1	4,742	(2,993)	1,749	3,072	(2,721)
GeoPark Magallanes Ltda.
Tranquilo Block	50%	—	55	55	(432)	(377)	—	(48)
GeoPark TdF S.A.
Flamenco Block	50%	9,893	—	9,893	(1,223)	8,670	879	(1,422)
Campanario Block	50%	17,347	—	17,347	(233)	17,114	—	(150)
Isla Norte Block	60%	9,553	—	9,553	(60)	9,493	—	(161)
GeoPark Brasil Exploração e Produção de Petróleo e Gas Ltda.
Manati Field	10%	44,167	19,126	63,293	(11,444)	51,849	34,238	12,731
POT-T‑747	70%	849	358	1,207	(1,091)	116	—	—
GeoPark Argentina Limited – Argentinean Branch
CN-V Block	50%	6,819	347	7,166	(984)	6,182	70	(1,163)
Puelen Block	18%	1,318	72	1,390	(232)	1,158	—	(546)
Sierra del Nevado Block	18%	568	169	737	(837)	(100)	—	(474)

Capital commitments are disclosed in Note 33.2.